Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	PRER14A
Entity Registrant Name	THARIMMUNE, INC.
Entity Central Index Key	0001861657
Amendment Flag	true
Amendment Description	Amendment No. 1